Inventories, Net Of Customer Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 620,350	$ 612,763
Raw materials	455,517	342,274
Advances to suppliers and subcontractors	87,788	57,726
Inventory, gross	1,163,655	1,012,763
Cost incurred on contracts in progress deducted from customer advances	0	34,523
Advances received from customers	0	52,596
Provision for losses on long-term contracts	21,659	22,690
Inventories, net	1,141,996	902,954	$ 1,012,763
Pre-contract costs
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 108,627	$ 107,207